ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity
Total current assets	$ 630,937		¥ 2,857,456		¥ 4,392,452
Total assets	743,306		3,258,481		5,174,743
Total current liabilities	356,489		1,387,692		2,481,800
Total liabilities	384,550		1,448,903		2,677,155
Revenues		¥ 5,812,255	3,645,335	¥ 2,048,896
Net income	82,622	575,196	340,046	167,682
Net cash provided by operating activities	61,479	427,999	707,605	238,336
Net cash used in investing activities	(16,188)	(112,703)	(324,841)	(38,881)
Net cash provided by financing activities	$ 3,678	25,609	639,170	20,089
Variable Interest Entities
Variable Interest Entity
Total current assets			2,202,009		3,828,544
Total non-current assets			191,522		466,774
Total assets			2,393,531		4,295,318
Total current liabilities			1,329,010		2,361,906
Total non-current liabilities			61,211		183,295
Total liabilities			1,390,221		¥ 2,545,201
Revenues		5,801,405	3,638,560	2,042,640
Net income		987,672	643,239	327,101
Net cash provided by operating activities		478,806	712,210	248,642
Net cash used in investing activities		(126,887)	(72,862)	(19,643)
Net cash provided by financing activities		¥ (20,000)	¥ (13,221)	¥ 20,000